LOANS	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Debt Disclosure [Abstract]
LOANS

NOTE 5 – LOANS

Loans payable - Related Party

Between November 2023 and May 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $71,629. Additionally, in August 2024, the same affiliated institutional investor loaned the Company an amount of $85,000 AUD ($57,639 USD). These loans are payable on demand and were non-interest bearing. In September 2025, the Company agreed to pay interest of 12% per annum beginning from the funding date of these loans.

Effective August 1, 2024, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $150,000 AUD ($98,060 USD). The Company used the net proceeds for general working capital purposes. The maturity date of the loan is November 1, 2024, or sooner at the discretion of the Company, and the loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. The Company has the right to prepay in full at any time with no prepayment penalty. By mutual consent the amount can be repaid via the issuance of common stock of the Company (upon uplisting on NASDAQ) and the strike price shall be at a 35% discount to lowest daily balance of the five preceding trading days. Such loan is past due and currently in default.

Between November 2024 and December 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $15,000 AUD ($9,731 USD). These loans are payable on demand and were non-interest bearing. The Company repaid $12,000 AUD ($7,774 USD) including additional interest expense of $653 on August 19, 2025. In September 2025, the Company agreed to pay interest of 12% per annum beginning from the funding date of these loans.

Effective December 3, 2024, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $175,000 AUD ($113,485 USD). The Company used the net proceeds for general working capital purposes. The term of the loan is four months or less (to be determined at the discretion of the Company), with $70,000 AUD was due on February 28, 2025 and $105,000 AUD was due on April 2, 2025. The loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. Such loan is past due and currently in default.

In January 2025, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $25,000 AUD ($15,485 USD). This loan bore no interest and was payable on demand. The Company fully repaid $15,485 USD including additional interest expense of $1,169 on August 19, 2025.

On April 12, 2025, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $63,188 AUD ($39,625 USD). The Company used the net proceeds for general working capital purposes. The maturity date was on June 30, 2025. The loan bore an interest rate of 12% per annum and default interest rate of 18% per annum. The Company fully repaid $39,625 USD including additional interest expense of $1,818 on August 19, 2025.

On June 13, 2025, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $15,000 AUD ($9,675 USD). The Company used the net proceeds for general working capital purposes. The maturity date was on June 30, 2025. The loan bore an interest rate of 12% per annum and default interest rate of 18% per annum. The Company fully repaid $9,675 USD including additional interest expense of $257 on August 19, 2025.

Between July 3, 2025 and August 14, 2025, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $120,000 AUD ($78,249 USD). These loans bore no interest and were payable on demand. The Company fully repaid these loans on August 19, 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

On July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 250 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $600 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 250 warrants issued with this loan payable as debt discount by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 was based on a fair value determination using a Black-Scholes model with the following assumptions: stock price at valuation date of $7,140 based on the closing price of common stock at date of grant, exercise price of $600, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268%. The debt discount shall be amortized over the term of this loan. A portion of the proceeds of such loan were used to repay an outstanding balance of approximately $143,000 due on a convertible note held by a third-party investor which had been in default. Amortization of debt discount for fiscal year 2025 was $46,985. Amortization of debt discount from this loan for the three and six months ended December 31, 2025 was $11,843 and $23,686, respectively. The total principal outstanding under this loan was $153,256 and remaining debt discount of $47,629 as of June 30, 2025 as reflected in the accompanying condensed consolidated balance sheet as loan payable – long-term – related party, net of discount of $105,627. The total principal outstanding under this loan, net of discount was $129,313 ($153,256 principal and remaining unamortized debt discount of $23,943) as of December 31, 2025 and has been reclassified as a short-term loan.

Total remaining balance of all the above loans payable – related parties, net of discount amounted to $472,083 and $415,329 as of December 31, 2025 and June 30, 2025, respectively. Accrued interest for all of the above loans payable – related parties as of December 31, 2025 and June 30, 2025 were $104,337 and $56,935, respectively.

Loans Payable

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of December 31, 2025 and June 30, 2025. The maturity date of the Crown Bridge Note was October 3, 2020 and was past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, during fiscal year 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable which is the principal balance at December 31, 2025 and June 30, 2025. The total accrued interest from this loan amounted to $60,296 and $55,360 as December 31, 2025 and June 30, 2025, respectively. On January 7, 2026, the Company entered into an Exchange Agreement with Crown Bridge and issued 394,788 shares of common stock in exchange for the total outstanding balance of $65,280 and accrued interest of $60,484. Those shares were valued at approximately $0.51 per share or $200,000, being the closing price of the stock on the date of grant, resulting in a loss on extinguishment of debt at the time of exchange of $74,236 (see Note 13).

Loans Payable - others

In June 2024, the Company entered into loan agreements with two investors who loaned the Company an aggregate of $120,000 AUD ($79,811 USD). The maturity dates of these loans were both in June 2025. These loans bore interest at a rate of 12% per annum. On February 5, 2025, the Company entered into a Debt Exchange Agreements with the two investors and issued an aggregate of 30,000 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $10 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during fiscal year 2025. As of December 31, 2025 and June 30, 2025, the total balance of these loans including accrued interest amounted to $0 and $6,286, respectively. The Company fully paid the accrued interest of $6,286 on August 27, 2025.

The aggregate principal outstanding on the above loans was $65,280 as of December 31, 2025 and June 30, 2025 for both periods.

Loans in default

Loans payable – related party for total principal amount of $211,545 and accrued interest of $40,824 which includes interest accruing at the default interest rate at 18% with maturity dates between November 2024 and April 2025 were in default as of December 31, 2025.

NOTE 5 – LOANS

Loans payable - Related Party

Between November 2023 and May 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $71,629. Additionally, in August 2024, the same affiliated institutional investor loaned the Company an amount of $85,000 AUD ($57,639 USD). These loans bear no interest and are payable on demand.

Effective August 1, 2024, the Company entered and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $150,000 AUD ($98,060 USD). The Company used the net proceeds for general working capital purposes. The maturity date of the loan is November 1, 2024, or sooner at the discretion of the Company, and the loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. The Company has the right to prepay in full at any time with no prepayment penalty. By mutual consent the amount can be repaid via the issuance of common stock of the Company (upon uplisting on NASDAQ) and the strike price shall be at a 35% discount to lowest daily balance of the five preceding trading days. Such loan is past due and currently in default.

Between November 2024 and December 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $15,000 AUD ($9,731 USD). These loans bear no interest and are payable on demand. The Company repaid $12,000 AUD of this loan on August 19, 2025.

Effective December 3, 2024, the Company entered and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $175,000 AUD ($113,485 USD). The Company used the net proceeds for general working capital purposes. The term of the loan is four months or less (to be determined at the discretion of the Company), with $70,000 AUD was due on February 28, 2025, and $105,000 AUD was due on April 2, 2025. The loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. Such loan is past due and currently in default.

In January 2025, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $25,000 AUD ($15,485 USD). This loan bore no interest and was payable on demand. The Company fully repaid this loan on August 19, 2025.

On April 12, 2025, the Company entered and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $63,188 AUD ($39,625 USD). The Company used the net proceeds for general working capital purposes. The maturity date was June 30, 2025. The loan bore an interest rate of 12% per annum and default interest rate of 18% per annum. The Company fully repaid this loan on August 19, 2025.

On June 13, 2025, the Company entered and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $15,000 AUD ($9,675 USD). The Company used the net proceeds for general working capital purposes. The maturity date was on June 30, 2025. The loan bore an interest rate of 12% per annum and default interest rate of 18% per annum. The Company fully repaid this loan on August 19, 2025.

The loans payable – related parties amounted to $415,329 and $71,629 as of June 30, 2025 and 2024, respectively. Accrued interest as of June 30, 2025, and 2024 was $26,452 and $0, respectively.

Loan payable -long-term- Related Party

On July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 250 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $600 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 250 warrants issued with this loan payable as debt discount by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 was based on a fair value determination using a Black-Scholes model with the following assumptions: stock price at valuation date of $7,140 based on the closing price of common stock at date of grant, exercise price of $600, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268%. The debt discount shall be amortized over the term of this loan. A portion of the proceeds of such loan were used to repay an outstanding balance of approximately $143,000 due on a convertible note held by a third-party investor which had been in default.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Accrued interest from this loan amounted to $15,158 as of June 30, 2024. Amortization of debt discount from this loan for fiscal year 2024 was $46,470. The total principal outstanding under this loan was $153,256 and remaining unamortized debt discount of $94,614 as of June 30, 2024, as reflected in the accompanying consolidated balance sheet as loan payable – long-term – related party, net of discount of $58,642.

Accrued interest from this loan amounted to $30,483 as of June 30, 2025. Amortization of debt discount for fiscal year 2025 was $46,985. The total principal outstanding under this loan was $153,256 and remaining debt discount of $47,629 as of June 30, 2025, as reflected in the accompanying consolidated balance sheet as loan payable – long-term – related party, net of discount of $105,627.

Loans Payable

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of June 30, 2025 and 2024. The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, during fiscal year 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable which is the principal balance at June 30, 2025, and 2024. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during fiscal year 2023. The total accrued interest from this loan amounted to $55,360 and $45,541 as of June 30, 2025, and 2024, respectively.

Loans Payable - others

In June 2024, the Company entered into loan agreements with two investors who loaned the Company an aggregate of $120,000 AUD ($79,811 USD). The maturity dates of these loans were both in June 2025. These loans bore interest at a rate of 12% per annum. On February 5, 2025, the Company entered into a Debt Exchange Agreements with the two investors and issued an aggregate of 30,000 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $10 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during the year ended June 30, 2025. As of June 30, 2025, and 2024, the total balance of these loans amounted to $0 and $79,811, respectively, and accrued interest of $6,286 and $665, respectively. The Company fully paid the accrued interest of $6,286 on August 27, 2025.

The aggregate principal outstanding on the above loans was $65,280 and $145,091 as of June 30, 2025 and 2024, respectively.

Loans in default

The Crown Bridge Note is currently past due and in default, consisting of $65,280 principal and $55,360 accrued interest, which includes interest accruing at the default interest rate at 15%. Loans payable – related party for total principal amount of $260,485 and accrued interest of $26,452 with maturity dates between November 2024 and June 2025 were in default as of June 30, 2025.